Leases - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Leases [Abstract]
Components of Lease Expense, Supplemental Cash Flow Information, and Other Information
The components of lease expense are as follows:

	Twelve Weeks Ended		Thirty-Six Weeks Ended
	January 7, 2024	January 1, 2023	January 7, 2024	January 1, 2023
Operating lease cost	$3,701	$3,321	$7,579	$9,120
Variable lease cost	$1,654	$1,611	$4,525	$4,744
Total lease cost	$5,355	$4,932	$12,104	$13,864
The components of lease expense are as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Operating Lease Cost	$14,199	$12,381	$11,211
Variable Lease Cost	3,616	(1,995)	1,926
Short-term lease cost	43	223	139
Total lease cost	$17,858	$10,609	$13,276
Supplemental cash flow information is as follows:

	Fiscal Year Ended
	April 30, 2023	April 24, 2022	April 25, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$25,549	$20,896	$2,017
Other information related to operating leases is as follows:

	2023	2022
Weighted-average remaining lease term (years)	9.8	9.5
Weighted-average discount rate	9.5%	8.6%

Future Fixed Lease Payments for Operating Leases
The aggregate future fixed lease payments for operating leases as of April 30, 2023 are as follows:

Operating leases
2024	$17,116
2025	23,398
2026	17,885
2027	17,131
2028	16,104
Thereafter	68,017
Total lease payments	159,651
Less: interest	(57,526)
Total	$102,125